Note 2 - Basis of Preparation	9 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	BASIS OF PREPARATION

Statement of compliance

These condensed interim consolidated financial statements, including comparatives, have been prepared in accordance with IAS 34, Interim Financial Reporting (“IAS 34”), as issued by the International Accounting Standards Board (“IASB”), and interpretations issued by the IFRS Interpretations Committee (“IFRIC”). Accordingly, they do not include all of the information required for full annual financial statements by International Financial Reporting Standards (“IFRS”) for complete financial statements for year-end reporting purposes. These condensed interim consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the year ended March 31, 2023, which have been prepared in accordance with IFRS as issued by IASB and IFRIC. These condensed interim financial statements are presented in Canadian dollars, which is also the Company’s functional currency.

Basis of measurement

These condensed interim consolidated financial statements have been prepared on a historical cost basis, except for financial instruments classified as fair value through profit or loss which are stated at their fair value. In addition, these financial statements have been prepared using the accrual basis of accounting except for cash flow information.

Basis of consolidation

These condensed interim consolidated financial statements include the financial statements of Foremost Lithium Resource & Technology Ltd. and its subsidiaries, Sierra Gold & Silver Ltd. and Sequoia Gold & Silver Ltd.

Name of Subsidiary	Country of Incorporation	Principal Activity	Proportion of Ownership Interest
			December 31, 2023	March 31, 2023
Sierra Gold & Silver Ltd.	USA	Holding Company	100%	100%
Sequoia Gold & Silver Ltd.	Canada	Holding Company	100%	100%

All intercompany balances and transactions have been eliminated.